Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks in domestic currency		R$ 14,850,622	R$ 17,747,628
Cash and due from banks in foreign currency		6,433,495	6,096,396
Interbank investments	[1]	50,101,989	166,975,928
Investments in gold		213	1,037
Total		R$ 71,386,319	R$ 190,820,989	R$ 61,879,493

[1]	It refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$43,869,456 thousand refers to financial assets pledged as collateral.